LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Albertsons Term Loans (Details) $ in Millions	Nov. 16, 2018 USD ($)	Jun. 27, 2017 USD ($) tranche	Jun. 16, 2017 USD ($)	Feb. 25, 2017 USD ($)	Dec. 23, 2016 USD ($) tranche	Aug. 09, 2016 USD ($)	Jun. 22, 2016 USD ($) tranche	May 31, 2016 USD ($)	Feb. 27, 2016 USD ($)	Nov. 30, 2019 USD ($)	Feb. 23, 2019 USD ($)	Feb. 24, 2018 USD ($)
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit as a percentage of total assets										4.00%	4.00%
Book value of debt										$ 8,749.2	$ 10,586.4
Unamortized debt discounts										78.3	197.0	$ 249.6
Maximum
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit										$ 1,000.0	$ 1,000.0
Asset-Based Loan Facility
Debt Instrument [Line Items]
Stated interest rate										5.00%
Secured debt | Term Loans
Debt Instrument [Line Items]
Face amount of debt instrument				$ 6,013.9					$ 7,365.3
Amount of debt extinguished			$ 250.0
Amount of deferred financing costs and original issue discounts write off			$ 7.6
Write off of deferred financing costs on previous loans		$ 17.8			$ 14.0		$ 12.8
Secured debt | Term B-2 Loan
Debt Instrument [Line Items]
Face amount of debt instrument									$ 1,426.2
Secured debt | Term B-2 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate									1.00%
Basis spread on variable rate									4.50%
Secured debt | Term B-3 Loan
Debt Instrument [Line Items]
Face amount of debt instrument									$ 914.4
Amount of debt extinguished								$ 519.8
Amount of deferred financing costs and original issue discounts write off								15.0
Secured debt | Term B-3 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate									1.00%
Basis spread on variable rate									4.125%
Secured debt | Term B-4 Loan
Debt Instrument [Line Items]
Face amount of debt instrument									$ 3,581.9
Secured debt | Term B-4 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate									1.00%
Basis spread on variable rate									4.50%
Secured debt | Term B-4-1 Loan
Debt Instrument [Line Items]
Face amount of debt instrument									$ 297.8
Secured debt | Term B-4-1 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate									1.00%
Secured debt | Term B-5 Loan
Debt Instrument [Line Items]
Face amount of debt instrument									$ 1,145.0
Secured debt | Term B-5 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate									1.00%
Basis spread on variable rate									4.50%
Secured debt | June 2016 Term Loans
Debt Instrument [Line Items]
Number of term loan tranches in debt instrument amendment | tranche							3
Secured debt | 2016-1 Term B-4 Loan
Debt Instrument [Line Items]
Face amount of debt instrument							$ 3,280.0
Secured debt | 2016-1 Term B-4 Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate							3.50%
Secured debt | 2016-1 Term B-5 Loan
Debt Instrument [Line Items]
Face amount of debt instrument							$ 1,145.0
Secured debt | 2016-1 Term B-5 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate							1.00%
Basis spread on variable rate							3.75%
Secured debt | Term B-6 Loan
Debt Instrument [Line Items]
Face amount of debt instrument							$ 2,100.0
Amount of debt extinguished						$ 500.0
Amount of deferred financing costs and original issue discounts write off						9.2
Secured debt | Term B-6 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate							1.00%
Basis spread on variable rate							3.75%
Secured debt | June 2016 Term Loan Refinancing
Debt Instrument [Line Items]
Write off of deferred financing costs on previous loans							$ 27.6
Secured debt | December 2016 Term Loans
Debt Instrument [Line Items]
Number of term loan tranches in debt instrument amendment | tranche					3
Secured debt | 2016-2 Term B-4 Loan
Debt Instrument [Line Items]
Face amount of debt instrument				$ 3,271.8	$ 3,271.8
Secured debt | 2016-2 Term B-4 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate				0.75%
Basis spread on variable rate				3.00%
Secured debt | 2016-2 Term B-5 Loan
Debt Instrument [Line Items]
Face amount of debt instrument				$ 1,142.1	1,142.1
Secured debt | 2016-2 Term B-5 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate				0.75%
Basis spread on variable rate				3.25%
Secured debt | 2016-1 Term B-6 Loan
Debt Instrument [Line Items]
Face amount of debt instrument				$ 1,600.0	1,600.0
Secured debt | 2016-1 Term B-6 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate				0.75%
Basis spread on variable rate				3.25%
Secured debt | December 2016 Term Loan Refinancing
Debt Instrument [Line Items]
Write off of deferred financing costs on previous loans					$ 7.9
Secured debt | June 2017 Term Loans
Debt Instrument [Line Items]
Number of term loan tranches in debt instrument amendment | tranche		3
Interest expense		$ 3.9
Secured debt | New Term B-4 Loan Due 2021
Debt Instrument [Line Items]
Face amount of debt instrument		$ 3,013.6
Floor percentage on variable rate		0.75%
Basis spread on variable rate		2.75%
Amount of debt extinguished	$ 976.0
Write off of deferred financing costs on previous loans	12.9
Book value of debt	2,976.0
Repayment of debt with cash on hand	610.0
Write off of debt discounts	8.6
Secured debt | New Term B-5 Loan Due 2022
Debt Instrument [Line Items]
Face amount of debt instrument		$ 1,139.3
Floor percentage on variable rate		0.75%
Basis spread on variable rate		3.00%
Secured debt | New Term B-6 Loan Due 2023
Debt Instrument [Line Items]
Face amount of debt instrument		$ 1,596.0
Floor percentage on variable rate		0.75%
Basis spread on variable rate		3.00%
Secured debt | 2018 Term B-7 Loan, Maturity 2025
Debt Instrument [Line Items]
Face amount of debt instrument	2,000.0
Financing costs expensed	4.1
Capitalized financing costs	3.6
Unamortized debt discounts	$ 15.0
Annual principal payment percentage	1.00%
Secured debt | 2018 Term B-7 Loan, Maturity 2025 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate	0.75%
Basis spread on variable rate	3.00%
Secured debt | 2018 Term B-7 Loan, Maturity 2025 | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Proceeds from lines of credit	$ 410.0						$ 300.0
Capitalized financing costs	$ 13.5
Line of credit | Asset-Based Loan Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%
Senior notes | Term B-4-1 Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate									4.50%
Senior notes | Senior Unsecured Notes, Maturity 2024
Debt Instrument [Line Items]
Face amount of debt instrument								$ 1,250.0
Stated interest rate								6.625%
Senior notes | Senior Unsecured Notes, Maturity 2025
Debt Instrument [Line Items]
Face amount of debt instrument						$ 1,250.0
Stated interest rate						5.75%